Other assets-Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 64,904	¥ 63,230
Accumulated amortization	(35,878)	(30,367)
Net carrying amount	29,026	32,863
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	64,214	62,586
Accumulated amortization	(35,641)	(30,187)
Net carrying amount	28,573	32,399
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	690	644
Accumulated amortization	(237)	(180)
Net carrying amount	¥ 453	¥ 464